Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 154,559	¥ 1,005,608	¥ 1,004,724
Less: Accumulated depreciation	(40,361)	(262,601)	(238,765)
Property and Equipment Held Under Capital Leases, gross	114,198	743,007	765,959
Construction-in-progress	84,509	549,845	1,043,881
Property and Equipment Held Under Capital Leases, net	134,208	873,199	801,865
Property
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	56,154	365,353	365,353
Computer and network equipment
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	76,469	497,532	431,948
Optical Fibers
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	21,936	142,723	207,423
Capital Lease
Capital Leased Assets [Line Items]
Construction-in-progress	$ 20,010	¥ 130,192	¥ 35,906